CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 699.2		$ 737.6
Accounts receivable, less allowance for doubtful accounts of $111.4 and $118.6, respectively	4,134.5		4,277.9
Prepaid expenses and other assets	147.8		161.3
Future income tax benefits	52.2		66.2
Total current assets	5,033.7		5,243.0
Other Assets
Goodwill	1,075.2	[1],[2]	1,090.9	[1],[2]
Intangible assets, less accumulated amortization of $276.2 and $247.9, respectively	286.8		309.1
Other assets	637.7		479.3
Total other assets	1,999.7		1,879.3
Property and Equipment
Land, buildings, leasehold improvements and equipment	633.5		706.2
Less: accumulated depreciation and amortization	484.4		540.2
Net property and equipment	149.1		166.0
Total assets	7,182.5		7,288.3
Current Liabilities
Accounts payable	1,542.7		1,523.9
Employee compensation payable	204.5		230.4
Accrued liabilities	493.3		536.1
Accrued payroll taxes and insurance	622.4		680.7
Value added taxes payable	466.3		502.5
Short-term borrowings and current maturities of long-term debt	45.2		36.0
Total current liabilities	3,374.4		3,509.6
Other Liabilities
Long-term debt	423.9		481.9
Other long-term liabilities	441.2		382.6
Total other liabilities	865.1		864.5
Shareholders Equity
Preferred stock, $.01 par value, authorized 25,000,000 shares, none issued	0		0
Common stock, $.01 par value, authorized 125,000,000 shares, issued 112,876,552 and 112,014,673 shares, respectively	1.1		1.1
Capital in excess of par value	3,084.2		3,014.0
Retained earnings	1,667.8		1,317.5
Accumulated other comprehensive (loss) income	(155.2)		82.2
Treasury stock at cost, 34,762,316 and 32,658,685 shares, respectively	(1,654.9)		(1,500.6)
Total shareholders' equity	2,943.0		2,914.2
Total liabilities and shareholders' equity	$ 7,182.5		$ 7,288.3

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2013, December 31, 2013 and December 31, 2014.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2014 and 2013.